UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06196 and 811-21298

Name of Fund: BIF Treasury Fund and Master Treasury LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Treasury
Fund and Master Treasury LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2011

Date of reporting period: 12/31/2010

Item 1 – Schedule of Investments

		BIF Treasury Fund
Schedule of Investments December 31, 2010 (Unaudited)		(Percentages shown are based on Net Assets)
Mutual Fund	Value
Master Treasury LLC	$ 1,374,795,660
Total Investments (Cost - $1,374,795,660) – 100.0%	1,374,795,660
Liabilities in Excess of Other Assets – (0.0)%	(76,916)
Net Assets – 100.0%	$ 1,374,718,744

BlackRock BIF Treasury Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in
BlackRock Master Treasury LLC (the "Master LLC"), which has the same investment objective and strategies as the
Fund. As of December 31, 2010, the value of the investment and the percentage owned by the Fund of the Master
LLC was $1,374,795,660 and 57.7%, respectively.

•The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master LLC.

•Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 – price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
•Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

As of December 31, 2010, the Fund's investment in the Master LLC was classified as Level 2.

BIF TREASURY FUND

DECEMBER 31, 2010

1

Master Treasury LLC
Schedule of Investments December 31, 2010 (Unaudited) (Percentages shown are based on Net Assets)

	Par
U. S. Treasury Obligations (000) Value
U.S. Treasury Bills (a):
0.08% - 0.21%, 1/06/11	$ 489,083	$ 489,074,046
0.10% - 0.20%, 1/13/11	195,625	195,616,379
0.05% - 0.20%, 1/20/11	275,000	274,979,583
0.09% - 0.20%, 1/27/11	229,279	229,254,403
0.10% - 0.13%, 2/03/11	149,063	149,046,486
0.13%, 2/10/11	150,000	149,978,646
0.08% - 0.19%, 2/17/11	260,458	260,413,388
0.16%, 2/24/11	29,245	29,238,052
0.15% - 0.18%, 3/10/11	72,430	72,408,030
0.19%, 3/17/11	25,000	24,989,972
0.11% - 0.13%, 3/24/11	97,852	97,825,317
0.17%, 4/14/11	70,000	69,966,633
0.18%, 4/28/11	50,000	49,971,320
0.17%, 5/05/11	50,000	49,971,354
0.18%, 5/12/11	39,312	39,286,775
0.18%, 5/19/11	45,000	44,968,725
0.21%, 6/02/11	35,000	34,968,763
0.19%, 6/09/11	30,000	29,975,333
0.19%, 6/16/11	37,000	36,967,389
0.19%, 6/23/11	35,000	34,968,704
0.19%, 6/30/11 53,200 53,148,511
Total Investments
(Cost - $2,417,017,809*) – 101.5%		2,417,017,809
Liabilities in Excess of Other Assets – (1.5)%		(35,137,858)
Net Assets – 100.0%	$ 2,381,879,951

* Cost for federal income tax purposes.
(a) Rates shown are discount rates or a range of discount rates paid at the time of purchase.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Master LLC's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Master LLC's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
U.S. Treasury
Obligations	— $ 2,417,017,809		—	$2,417,017,809
Total	— $ 2,417,017,809		—	$2,417,017,809

MASTER TREASURY LLC	DECEMBER 31, 2010	1

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants'
internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Treasury Fund and Master Treasury LLC

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Treasury Fund and Master Treasury LLC

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Treasury Fund and Master Treasury LLC

Date: February 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Treasury Fund and Master Treasury LLC

Date: February 25, 2011